PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 9. PROPERTY, PLANT AND EQUIPMENT

The following tables include the costs and the accumulated depreciation by class of property, plant and equipment:

In millions of Euro)	Land and Buildings	IT equipment	Machinery and Equipment	Office Fixtures	Other	Total
Net book value as of December 31, 2017	€61.3	€12.8	€17.9	€20.9	€14.6	€127.5
Gross Value	110.0	89.1	40.8	68.8	27.9	336.6
Accumulated depreciation	(50.7)	(76.3)	(23.6)	(55.1)	(19.2)	(224.9)
Accumulated impairment	-	-	-	-	-	-
Net book value as of December 31, 2018	€59.3	€12.8	€17.2	€13.7	€8.7	€111.7
Gross Value	109.9	79.5	37.5	65.0	25.0	316.9
Accumulated depreciation	(51.6)	(65.1)	(20.5)	(53.1)	(14.3)	(204.6)
Accumulated impairment	-	-	(3.4)	-	(0.5)	(3.9)
Net book value as of December 31, 2019	€58.3	€14.4	€13.6	€11.9	€10.2	€108.4
Gross Value	94.7	81.0	41.7	54.8	33.5	305.7
Accumulated depreciation	(48.4)	(68.1)	(22.3)	(47.8)	(20.6)	(207.2)
Accumulated impairment	-	-	(3.0)	-	-	(3.0)
Net book value as of December 31, 2020	€46.3	€12.9	€16.4	€7.0	€12.9	€95.5

Property, plant and equipment was tested for impairment as of October 31 every year. €3.0 million of accumulated impairment were recognized on property, plant and equipment at the end of 2020, when it was €3.9 million at the end of 2019. There were no indicators of impairment noted as of October 31, 2018.

Changes in net property, plant and equipment are comprised as follows:

(In millions of Euro)	Land and Buildings	IT equipment	Machinery and Equipment	Office Fixtures	Other	Total
Net book value as of December 31, 2017	€61.3	€12.8	€17.9	€20.9	€14.6	€127.5
Additions	2.7	-	3.9	1.1	-	7.7
Acquisitions through business combinations	-	-	-	-	-	-
Disposals through divesture	-	-	-	-	-	-
Disposals - write-off	(5.7)	(0.2)	(1.7)	-	(2.6)	(10.2)
Depreciation expense for the year	(3.0)	(3.7)	(3.7)	(3.4)	(2.4)	(16.2)
Impairment	-	-	-	-	-	-
Net foreign exchange differences	4.0	3.9	0.8	(4.9)	(0.9)	2.9
Other	-	-	-	-	-	-
Net book value as of December 31, 2018	€59.3	€12.8	€17.2	€13.7	€8.7	€111.7
Additions	17.9	8.2	1.4	2.4	7.2	37.1
Acquisitions through business combinations	-	-	-	-	-	-
Disposals through divesture	-	-	-	-	-	-
Disposals - write-off	(19.7)	(0.4)	(0.5)	(0.2)	-	(20.8)
Depreciation expense for the year	(3.6)	(4.7)	(2.3)	(4.2)	(3.1)	(17.9)
Impairment	-	-	(3.4)	-	(0.5)	(3.9)
Net foreign exchange differences	4.4	(1.5)	1.2	0.2	(2.1)	2.2
Other	-	-	-	-	-	-
Net book value as of December 31, 2019	€58.3	€14.4	€13.6	€11.9	€10.2	€108.4
Additions	0.7	5.8	2.1	1.8	8.2	18.6
Acquisitions through business combinations	-	-	-	-	-	-
Disposals through divesture	-	-	-	-	-	-
Disposals - write-off	(2.1)	(0.3)	0.4	(0.1)	-	(2.1)
Depreciation expense for the year	(4.0)	(7.1)	(2.4)	(3.1)	(1.6)	(18.2)
Impairment	-	-	-	-	-	-
Net foreign exchange differences	(2.9)	(0.5)	(1.1)	(0.3)	(0.3)	(5.1)
Other	(3.8)	0.6	3.7	(3.2)	(3.6)	(6.3)
Net book value as of December 31, 2020	€46.3	€12.9	€16.4	€7.0	€12.9	€95.5

There were no pledged property, plant and equipment as of December 31, 2020, 2019 and 2018.